Statements of Financial Condition (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
PARTNERS' CAPITAL
Limited Partners, Units (in units)	2,129,089.734	3,021,200.452
General Partner, Units (in units)	24,768.986	40,177.306
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
PARTNERS' CAPITAL
Limited Partners, Units (in units)	1,783,209.561	2,773,406.398
General Partner, Units (in units)	19,713.586	35,959.223
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
PARTNERS' CAPITAL
Limited Partners, Units (in units)	2,022,565.842	3,334,569.082
General Partner, Units (in units)	22,240.245	46,275.055